Borrowing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Borrowing Arrangements

NOTE 9—BORROWING ARRANGEMENTS

The Company has established secured and unsecured lines of credit. The Company may borrow funds from time to time on a term or overnight basis from the Federal Home Loan Bank of San Francisco (FHLB), the Federal Reserve Bank of San Francisco (“FRB”) and other financial institutions as indicated below.

Federal Funds Arrangements with Commercial Banks. At March 31, 2018, the Company may borrow on an unsecured basis, up to $20.0 million, $10.0 million, $12.0 million and $5.0 million overnight from Zions Bank, Wells Fargo Bank, First Tennessee National Bank, and Pacific Coast Bankers’ Bank, respectively.

Letter of Credit Arrangements. At March 31, 2018, the Company had an unsecured commercial letter of credit line with Wells Fargo Bank for $2.0 million.

FRB Secured Line of Credit. The secured borrowing capacity of $13.8 million at March 31, 2018 is collateralized by loans pledged with a carrying value of $25.2 million.

FHLB Secured Line of Credit. The secured borrowing capacity of $342.9 million at March 31, 2018 is collateralized by loans pledged with a carrying value of $392.2 million.

There were no amounts outstanding under any of the arrangements above at March 31, 2018. At December 31, 2017, the Company had $25.0 million in short-term borrowings with the FHLB at 1.41% which was repaid on January 2, 2018.

NOTE 11—BORROWING ARRANGEMENTS

The Company has established secured and unsecured lines of credit. The Company may borrow funds from time to time on a term or overnight basis from the Federal Home Loan Bank of San Francisco (“FHLB”), the Federal Reserve Bank of San Francisco (“FRB”) and other financial institutions as indicated below.

Federal Funds Arrangements with Commercial Banks. As of December 31, 2017 the Company may borrow on an unsecured basis, up to $20 million, $10 million, $12 million and $5 million overnight from Zions Bank, Wells Fargo Bank, First Tennessee National Bank, and Pacific Coast Bankers’ Bank, respectively.

Letter of Credit Arrangements. As of December 31, 2017 the Company had an unsecured commercial letter of credit line with Wells Fargo Bank for $2 million.

FRB Secured Line of Credit. The secured borrowing capacity of $14 million at December 31, 2017 is collateralized by loans pledged with a carrying value of $25.8 million.

FHLB Secured Line of Credit. The secured borrowing capacity of $323.3 million at December 31, 2017 is collateralized by loans pledged with a carrying value of $368.1 million.

At December 31, 2017, the Company had $25.0 million in short-term borrowings with the FHLB at 1.41% which was repaid on January 2, 2018. There were no amounts outstanding under any of the other borrowing arrangements above as of December 31, 2017 and 2016.